Nicole S. Jones
Corporate Secretary and Vice President
Corporate & Financial Law

Routing TL17A
Two Liberty Place
Philadelphia PA 19192
Telephone 215-761-3713
Facsimile 215-761-5518
nicole.jones@cigna.com

February 28, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street NE
Washington, DC  20549

Attention:  Filing Desk Stop 1-4

Re:           CIGNA Corporation
Annual Report on Form 10-K
File Number 1-8323

Dear Sir or Madam:

On behalf of CIGNA Corporation (the “Company”), I submit for filing pursuant to Section 13 of the Securities Exchange Act of 1934, the Company’s Annual Report on Form 10-K for the year ended December 31, 2007.

In accordance with General Instruction D(3) to Form 10-K, the Company notes that the Financial Statements in the Report do not reflect changes in any accounting principles or practices, or in the method of applying any such principles or practices except as disclosed in Notes 2, 10 and 16 to the financial statements.

If you have any questions concerning this filing, kindly telephone me.

Very truly yours,

/s/ Nicole S. Jones
Nicole S. Jones